Revenues	6 Months Ended
Jun. 30, 2026
Revenue Recognition [Abstract]
Revenues
Note 4. Revenues
Disaggregation of Revenues
The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' location) and revenue type for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
	(U.S. $ in thousands)		(U.S. $ in thousands)
Americas*
Systems	$16,738	$18,307	$31,087	$34,848
Consumables	34,334	32,947	65,559	67,128
Services	33,275	32,413	65,867	63,119
Total Americas	84,347	83,667	162,513	165,095

EMEA
Systems	6,524	9,312	17,788	19,334
Consumables	21,390	20,726	41,472	39,786
Services	7,494	7,268	14,996	14,881
Total EMEA	35,408	37,306	74,256	74,001

Asia Pacific
Systems	3,135	2,971	6,308	7,580
Consumables	10,617	10,528	19,278	19,910
Services	4,099	3,614	7,948	7,546
Total Asia Pacific	17,851	17,113	33,534	35,036

Total Revenues	$137,606	$138,086	$270,303	$274,132
*Revenues in the United States for the three months ended June 30, 2026 and 2025 amounted to $80.9 million and $80.4 million, respectively, and are included under the Americas region in the above table. Revenues in the United States for the six months ended June 30, 2026 and 2025 amounted to $155.9 million and $157.2 million, respectively, and are included under the Americas region in the above table.
The following table presents the Company’s revenues disaggregated based on the timing of revenues recognition (at a specific point in time or over the course of time) for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
	(U.S. $ in thousands)		(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$92,738	$94,791	$181,492	$188,586
Services	12,436	12,130	24,272	24,745
Total revenues recognized in point in time	105,174	106,921	205,764	213,331

Revenues recognized over time from:
Services	32,432	31,165	64,539	60,801
Total revenues recognized over time	32,432	31,165	64,539	60,801

Total Revenues	$137,606	$138,086	$270,303	$274,132
Contract Assets and Contract Liabilities
Contract assets are recorded when the Company's right to consideration is conditioned on constraints other than the passage of time. The Company had no material contract assets as of June 30, 2026 and December 31, 2025.
Contract liabilities include advance payments and billings in excess of revenue recognized. Contract liabilities are presented under deferred revenues. The Company's deferred revenues as of June 30, 2026 and December 31, 2025 were as follows:

	June 30, 2026	December 31, 2025
	(U.S. $ in thousands)
Deferred revenues *	$66,978	$66,897
*Includes $17.4 million and $19.1 million under long-term deferred revenues in the Company's consolidated balance sheets as of June 30, 2026 and December 31, 2025, respectively.
Revenue recognized in 2026 that was included in deferred revenues balance as of December 31, 2025 was $12.7 million and $29.5 million for the three and six months ended June 30, 2026, respectively.
Remaining Performance Obligations
Remaining Performance Obligations (“RPO“) represent contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of June 30, 2026, the total RPO amounted to $95.4 million. The Company expects to recognize $67.5 million of this RPO during the next 12 months, $14.9 million over the subsequent 12 months and the remaining $13.0 million thereafter.
Incremental Costs of Obtaining a Contract
Sales commissions earned mainly by the Company’s sales agents are considered incremental costs of obtaining a contract with a customer, as the Company expects the benefit of those commissions to be longer than one year. The majority of the sales commissions are not subject to capitalization, as the commission expense is recognized as the related revenue is recognized. Sales commissions for initial contracts related to the service type warranty are deferred and then amortized on a straight-line basis over the expected customer relationship period if the Company expects to recover those costs. Amortization expense is included in selling, general and administrative expenses in the consolidated statements of operations. As of June 30, 2026 and December 31, 2025, the deferred commissions amounted to $8.1 million and $8.8 million, respectively and are presented under Other current assets and Other non-current assets.